Net Income (Loss) per Common Unit - Schedule of Anticipated Beneficial Conversion Feature impact to Capital Accounts (Details) (Cheniere Energy Partners, LP [Member], USD $)
In Thousands, unless otherwise specified
	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013
Common Units [Member]
Schedule of Anticipated Beneficial Conversion Feature impact to Capital Accounts [Line Items]
2014	$ (2)	$ (2)
2015	(232)	(232)
2016	(29,564)	(29,564)
2017	(594,390)	(505,937)
Class B Units [Member]
Schedule of Anticipated Beneficial Conversion Feature impact to Capital Accounts [Line Items]
2014	6	6
2015	781	781
2016	99,685	99,685
2017	2,004,209	1,705,956
Subordinated Units [Member]
Schedule of Anticipated Beneficial Conversion Feature impact to Capital Accounts [Line Items]
2014	(4)	(4)
2015	(549)	(549)
2016	(70,121)	(70,121)
2017	$ (1,409,819)	$ (1,200,019)